Borrowings - Term Loan Continued (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Amortized cost		$ 15,384,498
Accrued interest		532,190
Payment of interest		(394,133)
Principal amount repaid		(83,066,960)
Exchange		204,308
Amounts borrowed - net of costs and warrants issued		67,340,097
Term loans
Disclosure of detailed information about borrowings [line items]
Amortized cost	$ 8,278,004	3,452,331
Accrued interest	436,996	644,342
Payment of interest	(302,157)	(501,057)
Principal amount repaid	(2,495,887)	(9,101,681)
Exchange		(404,483)
Adjustment for warrants granted for repaid term loan		1,922,271
Amounts borrowed - net of costs and warrants issued		12,266,281
Amortized cost	$ 5,916,956	$ 8,278,004